Supplementary cash flow information	9 Months Ended
Sep. 30, 2026
Notes and other explanatory information [abstract]
Supplementary cash flow information

21.	Supplementary cash flow information

	Nine months ended September 30, 2026		Nine months ended September 30, 2025
Non-cash investing and financing activities	$		$
Mining assets additions included in accounts payable		10,543		8,957
Amortization capitalized to mining assets		377		350
Revision in estimate in restoration provision		(1,540)		579
Shares issued on cashless exercise of options		5,366		5,528
Shares issued on exercise of CDI options		4,191		29,447
Shares issued on exercise of warrants		1,004		222
Shares issued on settlement of RSUs		2,348		2,433
Shares issued for conversion of debt		60,748		2,811
Shares issued for settlement of debt		-		90